Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We maintain an equity grant policy. With respect to the timing equity awards, it is our policy to grant annual equity awards with a grant date of June 1st of each year and to grant new hire awards effective as of the 15th day of the month after the later of: the new hire employee’s first date of employment or the approval of the award by the Compensation Committee. Under our equity grant policy, an employee who received a new hire equity award within three months prior to our fiscal year end (December 31) (received a new equity award on or after October 1st) will not be eligible for an annual equity award during the following fiscal year and an employee who received a new hire equity award more than three months prior to our fiscal year end (received a new equity award prior to October 1st but on or after January 1st of that same year) will be eligible for a prorated annual equity award during the following fiscal year based on the employee’s hire date and our fiscal year end date. Our equity grant policy also provides that to the extent practicable, the Compensation Committee will not grant stock options or other equity-based incentive awards in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report, and will instead grant the stock options or other equity-based awards on the second business day after the filing or furnishing of such report.

Award Timing Method	We maintain an equity grant policy. With respect to the timing equity awards, it is our policy to grant annual equity awards with a grant date of June 1st of each year and to grant new hire awards effective as of the 15th day of the month after the later of: the new hire employee’s first date of employment or the approval of the award by the Compensation Committee. Under our equity grant policy, an employee who received a new hire equity award within three months prior to our fiscal year end (December 31) (received a new equity award on or after October 1st) will not be eligible for an annual equity award during the following fiscal year and an employee who received a new hire equity award more than three months prior to our fiscal year end (received a new equity award prior to October 1st but on or after January 1st of that same year) will be eligible for a prorated annual equity award during the following fiscal year based on the employee’s hire date and our fiscal year end date. Our equity grant policy also provides that to the extent practicable, the Compensation Committee will not grant stock options or other equity-based incentive awards in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (other than a current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report, and will instead grant the stock options or other equity-based awards on the second business day after the filing or furnishing of such report.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false